CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)		Jun. 30, 2020	Jun. 30, 2019
Current Assets
Cash and cash equivalents		$ 18,857,088	$ 4,432,150
Trade and other receivables		27,412	59,679
Other assets		128,271	0
Total Current Assets		19,012,771	4,491,829
Non-Current Assets
Exploration and evaluation assets	[1],[2]	7,720,957	2,265,121
Property, plant and equipment		774,440	26,195
Other assets		150,781	0
Total Non-Current Assets		8,646,178	2,291,316
TOTAL ASSETS		27,658,949	6,783,145
Current Liabilities
Trade and other payables		1,007,507	2,144,071
Other liabilities		705,536	0
Total Current Liabilities		1,713,043	2,144,071
Non-Current Liabilities
Other liabilities		1,910,413	0
Total Non-Current Liabilities		1,910,413	0
TOTAL LIABILITIES		3,623,456	2,144,071
NET ASSETS		24,035,493	4,639,074
EQUITY
Contributed equity		74,877,325	48,853,707
Reserves		515,110	1,990,135
Accumulated losses		(51,356,942)	(46,204,768)
TOTAL EQUITY		$ 24,035,493	$ 4,639,074

[1]	At June 30, 2020, the Piedmont Lithium Project comprised approximately 2,126 acres (June 30, 2019: approximately 2,207 acres) of surface property and associated mineral rights in North Carolina, United States, of which approximately 391acres are owned, approximately 79 acres are subject to lease-to-own agreements, and approximately 1,656 acres are subject to exclusive option agreements, which upon exercise, allows the Group to purchase or, in some cases long-term lease, the surface property and associated mineral rights. For those properties under option, no liability has been recorded for the consideration payable to landowners if the Group chooses to exercise its option (refer to Note 20 for further details of contingent liabilities).
[2]	The ultimate recoupment of costs carried forward for exploration and evaluation is dependent on the successful development and commercial exploitation or sale of the respective areas of interest.